SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Inventory Valuation
	September 30, 2017	December 31, 2016
	(Unaudited)
Raw Materials	$7,388,000	$7,031,000
Work in Process	24,981,000	25,635,000
Finished Goods	12,177,000	11,751,000
Inventory Reserve	(5,304,000)	(4,566,000)
Total Inventory	$39,242,000	$39,851,000

Credit and Concentration Risks

Customer	Percentage of Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	19.4	14.2
2	21.8	*
3	16.6	*
4	10.1	*

* Customer was less than 10% of net sales for the three months ended September 30, 2016

Customer	Percentage of Net Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	20.2	11.9
2	18.1	19.8
3	17.1	10.7
4	*	10.9

* Customer was less than 10% of net sales for the nine months ended September 30, 2016

Customer	Percentage of Receivables
	June	December
	2017	2016
	(Unaudited)
1	25.3	19.9
2	23.8	*
3	11.6	*

* Customer was less than 10% of Gross Accounts Receivable at December 31, 2016

Earnings per share
	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Weighted average shares outstanding used to compute basic earnings per share	13,463,372	7,610,220	13,463,372	7,594,215
Effect of dilutive stock options and warrants	—	—	—	—
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	13,463,372	7,610,220	13,463,372	7,594,215

Anti-dilutive Securities

	Three and Nine Months Ended
	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Convertible preferred stock	2,630,953	1,488,396
Stock options	516,342	443,648
Warrants	1,479,212	519,573
Unvested restricted stock	—	52,000
	4,626,507	2,503,617

The following table sets forth securities which were excluded from the diluted per share calculation for the nine months ended September 30, 2017 and 2016 even though the exercise price was less than the average market price of the common shares and unvested restricted stock because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Convertible preferred stock	—	—
Stock options	—	202,694
Warrants	—	—
Unvested restricted stock	—	—
	—	202,694